EMPLOYEE BENEFITS (Details 2 Parenthetical)	Dec. 31, 2025
Discount rate [member]
Statement [Line Items]
Basis points of reasonably possible increase in actuarial assumption	100
Basis points of reasonably possible decrease in actuarial assumption	100
Wage growth rates [member]
Statement [Line Items]
Basis points of reasonably possible increase in actuarial assumption	100
Basis points of reasonably possible decrease in actuarial assumption	100